Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brinker Capital Destinations Trust
Prospectus Date	rr_ProspectusDate	Mar. 20, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2017